COMMITMENTS AND CONTINGENCIES - Contractual Purchase Obligations (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Contractual purchase obligations
2016	¥ 6,826
Advertising Services
Contractual purchase obligations
2016	2,334
Office furnishings
Contractual purchase obligations
2016	¥ 4,492